UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: August 31

Date of reporting period: February 28, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	February 28, 2022

CLEARBRIDGE

AGGRESSIVE GROWTH FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Aggressive Growth Fund for the six-month reporting period ended February 28, 2022. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 31, 2022

II	ClearBridge Aggressive Growth Fund

Performance review

For the six months ended February 28, 2022, Class A shares of ClearBridge Aggressive Growth Fund, excluding sales charges, returned -13.79%. The Fund’s unmanaged benchmark, the Russell 3000 Growth Indexi, returned -8.30% for the same period. The Lipper Multi-Cap Core Funds Category Averageii returned -5.09% over the same time frame.

Performance Snapshot as of February 28, 2022 (unaudited)
(excluding sales charges)	6 months
ClearBridge Aggressive Growth Fund:
Class A	-13.79%
Class C	-14.07%
Class FI	-13.84%
Class R	-13.95%
Class I	-13.66%
Class IS	-13.61%
Russell 3000 Growth Index	-8.30%
Lipper Multi-Cap Core Funds Category Average	-5.09%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated December 29, 2021, the gross total annual fund operating expense ratios for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 1.11%, 1.84%, 1.15%, 1.44%, 0.82% and 0.74%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

ClearBridge Aggressive Growth Fund	III

Performance review (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 31, 2022

RISKS: Equity securities are subject to market and price fluctuations. The Fund may invest a significant portion of its assets in small- and mid-cap companies, which may be more volatile than an investment that focuses only on large-cap companies. The Fund may focus its investments in certain companies, industries or market sectors, increasing its vulnerability to market volatility. Foreign securities are subject to certain risks of overseas investing, including currency fluctuations and social, political and economic uncertainties, which could result in significant market fluctuations. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.) The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended February 28, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 671 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	ClearBridge Aggressive Growth Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of February 28, 2022 and August 31, 2021. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

ClearBridge Aggressive Growth Fund 2022 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2021 and held for the six months ended February 28, 2022.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-13.79%	$1,000.00	$862.10	1.11%	$5.12	Class A	5.00%	$1,000.00	$1,019.29	1.11%	$5.56
Class C	-14.07	1,000.00	859.30	1.83	8.44	Class C	5.00	1,000.00	1,015.72	1.83	9.15
Class FI	-13.84	1,000.00	861.60	1.21	5.59	Class FI	5.00	1,000.00	1,018.79	1.21	6.06
Class R	-13.95	1,000.00	860.50	1.48	6.83	Class R	5.00	1,000.00	1,017.46	1.48	7.40
Class I	-13.66	1,000.00	863.40	0.81	3.74	Class I	5.00	1,000.00	1,020.78	0.81	4.06
Class IS	-13.61	1,000.00	863.90	0.68	3.14	Class IS	5.00	1,000.00	1,021.42	0.68	3.41

2	ClearBridge Aggressive Growth Fund 2022 Semi-Annual Report

[1]	For the six months ended February 28, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

ClearBridge Aggressive Growth Fund 2022 Semi-Annual Report	3

Schedule of investments (unaudited)

February 28, 2022

ClearBridge Aggressive Growth Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 100.1%
Communication Services — 26.7%
Entertainment — 5.2%
Liberty Media Corp.-Liberty Formula One, Class C Shares	665,495	$40,415,511	*
Madison Square Garden Entertainment Corp.	1,051,272	82,377,674	*
Madison Square Garden Sports Corp.	688,469	119,105,137	*
World Wrestling Entertainment Inc., Class A Shares	888,460	52,650,140
Total Entertainment		294,548,462
Interactive Media & Services — 7.5%
Match Group Inc.	985,649	109,890,007	*
Meta Platforms Inc., Class A Shares	543,181	114,627,486	*
Twitter Inc.	5,746,922	204,303,077	*
Total Interactive Media & Services		428,820,570
Media — 14.0%
AMC Networks Inc., Class A Shares	1,602,734	66,433,324	*
Comcast Corp., Class A Shares	7,842,918	366,734,846
Discovery Inc., Class A Shares	2,621,957	73,545,894	*
Discovery Inc., Class C Shares	2,386,630	66,754,041	*
Liberty Broadband Corp., Class A Shares	623,221	90,248,633	*
Liberty Broadband Corp., Class C Shares	382,022	56,042,627	*
Liberty Media Corp.-Liberty SiriusXM, Class C Shares	1,562,902	78,645,229	*
Total Media		798,404,594
Total Communication Services		1,521,773,626
Consumer Discretionary — 1.7%
Internet & Direct Marketing Retail — 1.7%
Etsy Inc.	627,800	97,239,942	*
Financials — 1.7%
Capital Markets — 1.7%
Cohen & Steers Inc.	1,197,282	97,291,135
Health Care — 25.2%
Biotechnology — 13.2%
AbbVie Inc.	498,225	73,622,708
Biogen Inc.	898,562	189,605,568	*
Ionis Pharmaceuticals Inc.	2,086,537	69,648,605	*
Ultragenyx Pharmaceutical Inc.	953,277	64,174,608	*
Vertex Pharmaceuticals Inc.	1,558,655	358,521,823	*
Total Biotechnology		755,573,312
Health Care Equipment & Supplies — 1.3%
Insulet Corp.	285,500	75,568,995	*

See Notes to Financial Statements.

4	ClearBridge Aggressive Growth Fund 2022 Semi-Annual Report

ClearBridge Aggressive Growth Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Health Care Providers & Services — 8.0%
Guardant Health Inc.	888,658	$58,891,366	*
UnitedHealth Group Inc.	842,407	400,876,219
Total Health Care Providers & Services		459,767,585
Health Care Technology — 0.5%
Doximity Inc., Class A Shares	447,600	27,460,260	*
Life Sciences Tools & Services — 2.2%
10X Genomics Inc., Class A Shares	482,500	39,309,275	*
Charles River Laboratories International Inc.	287,300	83,650,268	*
Total Life Sciences Tools & Services		122,959,543
Total Health Care		1,441,329,695
Industrials — 7.6%
Aerospace & Defense — 3.5%
L3Harris Technologies Inc.	787,767	198,761,492
Building Products — 2.9%
Johnson Controls International PLC	2,568,669	166,860,738
Road & Rail — 1.2%
Lyft Inc., Class A Shares	1,740,080	67,758,715	*
Total Industrials		433,380,945
Information Technology — 35.7%
Electronic Equipment, Instruments & Components — 6.5%
TE Connectivity Ltd.	2,591,579	369,118,597
Semiconductors & Semiconductor Equipment — 11.6%
Broadcom Inc.	671,871	394,683,900
Wolfspeed Inc.	2,629,174	270,068,753	*
Total Semiconductors & Semiconductor Equipment		664,752,653
Software — 13.1%
Autodesk Inc.	1,080,021	237,853,025	*
Cerence Inc.	298,534	10,780,063	*
CrowdStrike Holdings Inc., Class A Shares	783,700	152,986,077	*
DocuSign Inc.	843,523	99,898,429	*
Dolby Laboratories Inc., Class A Shares	762,623	57,272,987
HubSpot Inc.	279,800	146,895,000	*
Unity Software Inc.	399,100	42,484,195	*
Total Software		748,169,776
Technology Hardware, Storage & Peripherals — 4.5%
Seagate Technology Holdings PLC	1,867,010	192,600,752
Western Digital Corp.	1,296,198	66,028,326	*
Total Technology Hardware, Storage & Peripherals		258,629,078
Total Information Technology		2,040,670,104

See Notes to Financial Statements.

ClearBridge Aggressive Growth Fund 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

February 28, 2022

ClearBridge Aggressive Growth Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Materials — 1.5%
Metals & Mining — 1.5%
Freeport-McMoRan Inc.	1,848,502	$ 86,787,169
Total Investments — 100.1% (Cost — $2,466,412,499)		5,718,472,616
Liabilities in Excess of Other Assets — (0.1)%		(6,130,728)
Total Net Assets — 100.0%		$5,712,341,888

*	Non-income producing security.

See Notes to Financial Statements.

6	ClearBridge Aggressive Growth Fund 2022 Semi-Annual Report

Statement of assets and liabilities (unaudited)

February 28, 2022

Assets:
Investments, at value (Cost — $2,466,412,499)	$5,718,472,616
Receivable for securities sold	28,625,311
Receivable for Fund shares sold	2,135,250
Dividends receivable from unaffiliated investments	1,295,828
Dividends receivable from affiliated investments	34
Prepaid expenses	88,776
Total Assets	5,750,617,815

Liabilities:
Payable for securities purchased	21,644,843
Payable for Fund shares repurchased	5,558,649
Due to custodian	4,959,934
Investment management fee payable	3,133,242
Service and/or distribution fees payable	1,031,836
Trustees’ fees payable	23,965
Accrued expenses	1,923,458
Total Liabilities	38,275,927
Total Net Assets	$5,712,341,888

Net Assets:
Par value (Note 7)	$424
Paid-in capital in excess of par value	1,762,096,683
Total distributable earnings (loss)	3,950,244,781
Total Net Assets	$5,712,341,888

See Notes to Financial Statements.

ClearBridge Aggressive Growth Fund 2022 Semi-Annual Report	7

Statement of assets and liabilities (unaudited) (cont’d)

February 28, 2022

Net Assets:
Class A	$4,769,981,439
Class C	$130,043,512
Class FI	$2,877,500
Class R	$22,232,864
Class I	$624,017,080
Class IS	$163,189,493

Shares Outstanding:
Class A	35,671,160
Class C	1,669,678
Class FI	21,264
Class R	175,008
Class I	3,834,999
Class IS	983,285

Net Asset Value:
Class A (and redemption price)	$133.72
Class C*	$77.89
Class FI (and redemption price)	$135.32
Class R (and redemption price)	$127.04
Class I (and redemption price)	$162.72
Class IS (and redemption price)	$165.96
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$141.88

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

8	ClearBridge Aggressive Growth Fund 2022 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended February 28, 2022

Investment Income:
Dividends from unaffiliated investments	$28,681,059
Dividends from affiliated investments	136
Total Investment Income	28,681,195

Expenses:
Investment management fee (Note 2)	22,688,535
Service and/or distribution fees (Notes 2 and 5)	7,507,943
Transfer agent fees (Note 5)	3,989,019
Trustees’ fees	175,816
Registration fees	74,081
Fund accounting fees	65,794
Legal fees	61,569
Audit and tax fees	31,770
Shareholder reports	29,973
Insurance	24,784
Custody fees	18,416
Interest expense	258
Miscellaneous expenses	12,269
Total Expenses	34,680,227
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(271)
Net Expenses	34,679,956
Net Investment Loss	(5,998,761)

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From Unaffiliated Investment Transactions	998,947,333
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	(1,947,059,075)
Net Loss on Investments	(948,111,742)
Decrease in Net Assets From Operations	$(954,110,503)

See Notes to Financial Statements.

ClearBridge Aggressive Growth Fund 2022 Semi-Annual Report	9

Statements of changes in net assets

For the Six Months Ended February 28, 2022 (unaudited) and the Year Ended August 31, 2021	2022	2021

Operations:
Net investment income (loss)	$(5,998,761)	$749,602
Net realized gain	998,947,333	1,265,165,457
Change in net unrealized appreciation (depreciation)	(1,947,059,075)	684,521,792
Increase (Decrease) in Net Assets From Operations	(954,110,503)	1,950,436,851

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(1,358,676,441)	(1,098,884,472)
Decrease in Net Assets From Distributions to Shareholders	(1,358,676,441)	(1,098,884,472)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	223,567,537	444,306,503
Reinvestment of distributions	1,316,732,086	1,060,430,278
Cost of shares repurchased	(674,753,579)	(1,646,492,663)
Shares redeemed in-kind (Note 10)	—	(62,272,082)
Increase (Decrease) in Net Assets From Fund Share Transactions	865,546,044	(204,027,964)
Increase (Decrease) in Net Assets	(1,447,240,900)	647,524,415

Net Assets:
Beginning of period	7,159,582,788	6,512,058,373
End of period	$5,712,341,888	$7,159,582,788

See Notes to Financial Statements.

10	ClearBridge Aggressive Growth Fund 2022 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class A Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$197.76	$177.10	$175.73	$224.85	$208.24	$192.23

Income (loss) from operations:
Net investment income (loss)	(0.18)	(0.05)	0.40	0.63	0.39	0.80
Net realized and unrealized gain (loss)	(25.08)	53.05	23.23	(19.51)	28.36	24.20
Total income (loss) from operations	(25.26)	53.00	23.63	(18.88)	28.75	25.00

Less distributions from:
Net investment income	—	(0.32)	(0.83)	(0.40)	(0.39)	(0.68)
Net realized gains	(38.78)	(32.02)	(21.43)	(29.84)	(11.75)	(8.31)
Total distributions	(38.78)	(32.34)	(22.26)	(30.24)	(12.14)	(8.99)

Net asset value, end of period	$133.72	$197.76	$177.10	$175.73	$224.85	$208.24
Total return[3]	(13.79)%	33.03%	13.94%	(8.22)%	14.61%	13.43%

Net assets, end of period (millions)	$4,770	$5,837	$4,830	$4,776	$5,327	$5,264

Ratios to average net assets:
Gross expenses	1.11%[4]	1.11%	1.13%	1.12%	1.12%	1.12%
Net expenses[5,6]	1.11 [4]	1.11	1.13	1.12	1.12	1.12
Net investment income (loss)	(0.22) [4]	(0.03)	0.24	0.34	0.19	0.40

Portfolio turnover rate	14%	8%[7]	2%	2%[7]	0%[7,8]	1%[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2022 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

[8]	Amount represents less than 1%.

See Notes to Financial Statements.

ClearBridge Aggressive Growth Fund 2022 Semi-Annual Report	11

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class C Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$133.37	$129.21	$133.78	$179.73	$169.57	$158.56

Income (loss) from operations:
Net investment loss	(0.47)	(0.91)	(0.55)	(0.42)	(0.83)	(0.47)
Net realized and unrealized gain (loss)	(16.23)	37.09	17.41	(15.69)	22.74	19.79
Total income (loss) from operations	(16.70)	36.18	16.86	(16.11)	21.91	19.32

Less distributions from:
Net realized gains	(38.78)	(32.02)	(21.43)	(29.84)	(11.75)	(8.31)
Total distributions	(38.78)	(32.02)	(21.43)	(29.84)	(11.75)	(8.31)

Net asset value, end of period	$77.89	$133.37	$129.21	$133.78	$179.73	$169.57
Total return[3]	(14.07)%	32.05%	13.16%	(8.86)%	13.84%	12.63%

Net assets, end of period (millions)	$130	$203	$256	$404	$1,174	$1,290

Ratios to average net assets:
Gross expenses	1.83%[4]	1.84%	1.82%	1.81%	1.79%	1.83%
Net expenses[5,6]	1.83 [4]	1.84	1.82	1.81	1.79	1.83
Net investment loss	(0.92) [4]	(0.71)	(0.43)	(0.29)	(0.49)	(0.29)

Portfolio turnover rate	14%	8%[7]	2%	2%[7]	0%[7,8]	1%[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2022 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

[8]	Amount represents less than 1%.

See Notes to Financial Statements.

12	ClearBridge Aggressive Growth Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class FI Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$199.72	$178.54	$176.90	$226.03	$209.00	$192.76

Income (loss) from operations:
Net investment income (loss)	(0.25)	(0.12)	0.42	0.88	0.41	0.88
Net realized and unrealized gain (loss)	(25.37)	53.53	23.35	(19.82)	28.51	24.23
Total income (loss) from operations	(25.62)	53.41	23.77	(18.94)	28.92	25.11

Less distributions from:
Net investment income	—	(0.21)	(0.70)	(0.35)	(0.14)	(0.56)
Net realized gains	(38.78)	(32.02)	(21.43)	(29.84)	(11.75)	(8.31)
Total distributions	(38.78)	(32.23)	(22.13)	(30.19)	(11.89)	(8.87)

Net asset value, end of period	$135.32	$199.72	$178.54	$176.90	$226.03	$209.00
Total return[3]	(13.84)%	32.97%	13.93%	(8.21)%	14.62%	13.45%

Net assets, end of period (000s)	$2,878	$4,737	$4,185	$6,668	$20,013	$29,536

Ratios to average net assets:
Gross expenses	1.21%[4]	1.15%	1.15%	1.11%	1.11%	1.10%
Net expenses[5]	1.21 [4,6]	1.15 [6]	1.14 [6]	1.11	1.11	1.10 [6]
Net investment income (loss)	(0.30) [4]	(0.06)	0.24	0.46	0.19	0.44

Portfolio turnover rate	14%	8%[7]	2%	2%[7]	0%[7,8]	1%[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

[8]	Amount represents less than 1%.

See Notes to Financial Statements.

ClearBridge Aggressive Growth Fund 2022 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class R Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$190.32	$171.73	$170.89	$219.67	$203.92	$188.37

Income (loss) from operations:
Net investment income (loss)	(0.46)	(0.58)	(0.07)	0.11	(0.22)	0.24
Net realized and unrealized gain (loss)	(24.04)	51.19	22.51	(19.05)	27.72	23.68
Total income (loss) from operations	(24.50)	50.61	22.44	(18.94)	27.50	23.92

Less distributions from:
Net investment income	—	—	(0.17)	—	—	(0.06)
Net realized gains	(38.78)	(32.02)	(21.43)	(29.84)	(11.75)	(8.31)
Total distributions	(38.78)	(32.02)	(21.60)	(29.84)	(11.75)	(8.37)

Net asset value, end of period	$127.04	$190.32	$171.73	$170.89	$219.67	$203.92
Total return[3]	(13.95)%	32.59%	13.60%	(8.49)%	14.27%	13.09%

Net assets, end of period (000s)	$22,233	$28,047	$33,618	$47,501	$70,746	$94,013

Ratios to average net assets:
Gross expenses	1.48%[4]	1.44%	1.42%	1.42%	1.41%	1.42%
Net expenses[5]	1.48 [4,6]	1.44 [6]	1.42 [6]	1.42	1.41	1.42 [6]
Net investment income (loss)	(0.59) [4]	(0.32)	(0.04)	0.06	(0.11)	0.12

Portfolio turnover rate	14%	8%[7]	2%	2%[7]	0%[7,8]	1%[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

[8]	Amount represents less than 1%.

See Notes to Financial Statements.

14	ClearBridge Aggressive Growth Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class I Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$231.08	$202.02	$197.40	$248.42	$228.71	$210.12

Income (loss) from operations:
Net investment income	0.09	0.62	1.13	1.44	1.17	1.67
Net realized and unrealized gain (loss)	(29.67)	61.24	26.18	(21.64)	31.31	26.41
Total income (loss) from operations	(29.58)	61.86	27.31	(20.20)	32.48	28.08

Less distributions from:
Net investment income	—	(0.78)	(1.26)	(0.98)	(1.02)	(1.18)
Net realized gains	(38.78)	(32.02)	(21.43)	(29.84)	(11.75)	(8.31)
Total distributions	(38.78)	(32.80)	(22.69)	(30.82)	(12.77)	(9.49)

Net asset value, end of period	$162.72	$231.08	$202.02	$197.40	$248.42	$228.71
Total return[3]	(13.66)%	33.42%	14.31%	(7.92)%	14.97%	13.79%

Net assets, end of period (millions)	$624	$894	$896	$1,385	$3,046	$3,273

Ratios to average net assets:
Gross expenses	0.81%[4]	0.82%	0.81%	0.79%	0.80%	0.81%
Net expenses[5]	0.81 [4,6]	0.82 [6]	0.81 [6]	0.79	0.80	0.81
Net investment income	0.10 [4]	0.29	0.58	0.69	0.50	0.76

Portfolio turnover rate	14%	8%[7]	2%	2%[7]	0%[7,8]	1%[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

[8]	Amount represents less than 1%.

See Notes to Financial Statements.

ClearBridge Aggressive Growth Fund 2022 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class IS Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$234.70	$204.72	$199.81	$251.11	$231.06	$212.29

Income (loss) from operations:
Net investment income	0.21	1.05	1.26	1.64	1.38	1.67
Net realized and unrealized gain (loss)	(30.17)	61.88	26.55	(21.93)	31.65	26.91
Total income (loss) from operations	(29.96)	62.93	27.81	(20.29)	33.03	28.58

Less distributions from:
Net investment income	—	(0.93)	(1.47)	(1.17)	(1.23)	(1.50)
Net realized gains	(38.78)	(32.02)	(21.43)	(29.84)	(11.75)	(8.31)
Total distributions	(38.78)	(32.95)	(22.90)	(31.01)	(12.98)	(9.81)

Net asset value, end of period	$165.96	$234.70	$204.72	$199.81	$251.11	$231.06
Total return[3]	(13.61)%	33.51%	14.40%	(7.86)%	15.07%	13.90%

Net assets, end of period (millions)	$163	$193	$491	$547	$1,063	$1,614

Ratios to average net assets:
Gross expenses	0.68%[4]	0.74%	0.73%	0.72%	0.71%	0.71%
Net expenses[5]	0.68 [4,6]	0.74 [6]	0.73 [6]	0.72	0.71	0.71
Net investment income	0.21 [4]	0.48	0.64	0.78	0.59	0.75

Portfolio turnover rate	14%	8%[7]	2%	2%[7]	0%[7,8]	1%[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.80%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

[8]	Amount represents less than 1%.

See Notes to Financial Statements.

16	ClearBridge Aggressive Growth Fund 2022 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Aggressive Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

ClearBridge Aggressive Growth Fund 2022 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

18	ClearBridge Aggressive Growth Fund 2022 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$5,718,472,616	—	—	$5,718,472,616

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended,

ClearBridge Aggressive Growth Fund 2022 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.725
Next $3 billion	0.700
Next $5 billion	0.675
Over $10 billion	0.650

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For their services, LMPFA pays ClearBridge and Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.25%, 2.00%, 1.25%, 1.50%, 0.90% and 0.80%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating

20	ClearBridge Aggressive Growth Fund 2022 Semi-Annual Report

expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended February 28, 2022, fees waived and/or expenses reimbursed amounted to $271, which included an affiliated money market fund waiver of $208.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 5.75% for Class A shares. Class C shares have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended February 28, 2022, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$439,021	—
CDSCs	1,107	$2,530

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended February 28, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$886,638,378
Sales	1,347,691,750

ClearBridge Aggressive Growth Fund 2022 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

At February 28, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$2,466,412,499	$3,585,303,134	$(333,243,017)	$3,252,060,117

4. Derivative instruments and hedging activities

During the six months ended February 28, 2022, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended February 28, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$6,613,540	†	$3,576,324
Class C	826,992	†	87,065
Class FI	4,588		4,428
Class R	62,823		32,310
Class I	—		330,285
Class IS	—		(41,393)
Total	$7,507,943		$3,989,019

†

Amounts shown are exclusive of expense reimbursements. For the six months ended February 28, 2022, the service and/or distribution fees reimbursed amounted to $54 and $9 for Class A and Class C shares, respectively.

For the six months ended February 28, 2022, waivers and/or expense reimbursements by class were as follows:

	Waivers/Expense Reimbursements
Class A	$226
Class C	14
Class FI	0	*
Class R	1
Class I	24
Class IS	6
Total	$271

*	Amount represents less than $1.

22	ClearBridge Aggressive Growth Fund 2022 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
Net Investment Income:
Class A	—	$10,033,112
Class C	—	—
Class FI	—	5,799
Class R	—	—
Class I	—	3,486,843
Class IS	—	1,474,282
Total	—	$15,000,036

Net Realized Gains:
Class A	$1,125,956,795	$847,929,592
Class C	52,360,023	56,778,874
Class FI	776,129	1,050,325
Class R	5,568,840	5,816,416
Class I	141,666,338	128,220,999
Class IS	32,348,316	44,088,230
Total	$1,358,676,441	$1,083,884,436

7. Shares of beneficial interest

At February 28, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	801,828	$128,171,923	1,538,068	$285,241,863
Shares issued on reinvestment	7,805,423	1,100,954,976	4,927,026	834,664,375
Shares repurchased	(2,452,542)	(384,612,935)	(4,224,410)	(775,735,570)
Net increase	6,154,709	$844,513,964	2,240,684	$344,170,668

Class C
Shares sold	41,734	$3,885,000	67,498	$8,473,478
Shares issued on reinvestment	622,355	51,201,135	484,040	55,485,480
Shares repurchased	(513,083)	(50,473,390)	(1,016,830)	(129,502,650)
Net increase (decrease)	151,006	$4,612,745	(465,292)	$(65,543,692)

ClearBridge Aggressive Growth Fund 2022 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Shares	Amount	Shares	Amount
Class FI
Shares sold	3,155	$495,660	16,147	$3,159,476
Shares issued on reinvestment	5,436	776,129	6,176	1,056,124
Shares repurchased	(11,045)	(1,855,652)	(22,043)	(3,956,542)
Net increase (decrease)	(2,454)	$(583,863)	280	$259,058

Class R
Shares sold	11,392	$1,775,199	35,295	$6,263,610
Shares issued on reinvestment	40,712	5,459,904	35,053	5,717,561
Shares repurchased	(24,460)	(3,695,625)	(118,742)	(21,538,427)
Net increase (decrease)	27,644	$3,539,478	(48,394)	$(9,557,256)

Class I
Shares sold	400,923	$73,717,876	487,491	$104,100,477
Shares issued on reinvestment	742,660	127,381,066	600,908	118,963,906
Shares repurchased	(1,179,090)	(216,706,089)	(1,653,514)	(351,097,695)
Net decrease	(35,507)	$(15,607,147)	(565,115)	$(128,033,312)

Class IS
Shares sold	74,960	$15,521,879	171,895	$37,067,599
Shares issued on reinvestment	177,009	30,958,876	221,464	44,542,832
Shares repurchased	(89,676)	(17,409,888)	(1,698,983)	(364,661,779)
Shares redeemed in-kind	—	—	(273,555)	(62,272,082)
Net increase (decrease)	162,293	$29,070,867	(1,579,179)	$(345,323,430)

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended February 28, 2022. The following transactions were effected in such company for the six months ended February 28, 2022.

	Affiliate Value at August 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$7,529,714	$72,252,101	72,252,101	$79,781,815	79,781,815

24	ClearBridge Aggressive Growth Fund 2022 Semi-Annual Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2022
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$136	—	—

9. Redemption facility

On February 4, 2022, the Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, became a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended February 28, 2022.

10. Redemptions in-kind

The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the year ended August 31, 2021, the Fund had redemptions in-kind with total proceeds in the amount of $62,272,082. The net realized gain on these redemptions in-kind amounted to $51,380,476, which was not realized for tax purposes.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

ClearBridge Aggressive Growth Fund 2022 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

12. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

26	ClearBridge Aggressive Growth Fund 2022 Semi-Annual Report

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

ClearBridge Aggressive Growth Fund	27

Statement regarding liquidity risk management program (unaudited) (cont’d)

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in November 2021, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2020. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

28	ClearBridge Aggressive Growth Fund

ClearBridge

Aggressive Growth Fund

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Arnold L. Lehman

Robin J. W. Masters

Jerome H. Miller

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent#

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

#	Effective February 22, 2022, Franklin Templeton Investor Services, LLC replaced BNY Mellon Investment Servicing (US) Inc. as Transfer Agent.

ClearBridge Aggressive Growth Fund

The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.

ClearBridge Aggressive Growth Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Aggressive Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 877-6LM-FUND/656-3863.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD02208 4/22 SR22-4370

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 21, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	April 21, 2022